Summary of significant accounting judgements, estimates, and significant accounting policies - Summary of Estimated Useful Lives of Intangible Assets (Detail)	12 Months Ended
Sep. 30, 2021
Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Description of useful life, intangible assets other than goodwill	Lower of the contract term and the useful economic life
Bottom of range [member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Bottom of range [member] | Internally developed [member]
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Bottom of range [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Top of range [member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years
Top of range [member] | Internally developed [member]
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years
Top of range [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years